Restructuring Plan (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs [Table Text Block]

In millions	2018
Employee Severance and Other Exit Costs
Beginning balance as of January 1	$—
Cost recognized during the period	13
Change in estimated payments	—
Utilization	(11)
Currency translation adjustments	—
Ending balance as of December 31	$2